19. INTANGIBLE ASSETS (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets Details Narrative
5 year average of prime 10-year USD bonds rates	2.23%	2.08%
Growth rate to extrapolate the cash flow projections	2.00%	2.00%